                               CONSTELLATION FUNDS

                Supplement to the Prospectus dated April 15, 2005

                                  July 21, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Prospectus is amended and supplemented as follows:

On pages 86 and 87 of the Prospectus, the following replaces the information regarding the advisory fees paid to Constellation Investment Management Company, LP ("CIMCO") by the Constellation Clover Core Value Fund, Constellation Clover Small Cap Value Fund, Constellation Chartwell Short Duration Fixed Income Fund and Constellation Pitcairn Small Cap Fund:

         The Constellation Clover Core Value Fund's base advisory fee is 0.74%, and this fee may range from 0.615% to 0.865% depending on the Fund's performance relative to the Russell 3000 Index. Fee adjustments apply if the Fund outperforms or under-performs its benchmark by 2.01% or more, with maximum fee adjustments applied if the Fund outperforms or under-performs its benchmark by 5.01% or more;

         The Constellation Clover Small Cap Value Fund's base advisory fee is 0.85%, and this fee may range from 0.70% to 1.00% depending on the Fund's performance relative to the Russell 2000 Value Index. Fee adjustments apply if the Fund outperforms or under-performs its benchmark by 2.01% or more, with maximum fee adjustments applied if the Fund outperforms or under-performs its benchmark by 5.01% or more;

         The Constellation Chartwell Short Duration Fixed Income Fund's base advisory fee is 0.25%, and this fee may range from 0.19% to 0.31% depending on the Fund's performance relative to the Lehman Brothers 1-3 Year U.S. Government Bond Index. Fee adjustments apply if the Fund outperforms or under-performs its benchmark by 1.51% or more; and

         The Constellation Pitcairn Small Cap Fund's base advisory fee is 0.70%, and this fee may range from 0.60% to 0.80% depending on the Fund's performance relative to the Russell 2000 Index. Fee adjustments apply if the Fund outperforms or under-performs its benchmark by 2.50% or more.

The descriptions on page 91 and 92 of the Prospectus regarding the fees paid by CIMCO, on behalf of the Constellation International Equity Fund, to Oechsle International Advisors, LLC, The Boston Company Asset Management, LLC and Brandywine Asset Management, LLC, are amended to provide that each sub-adviser is entitled to receive investment sub-advisory fees based on the average daily net assets of the Fund allocated to its management.

The first sentence of the fourth full paragraph on page 92 of the Prospectus is hereby deleted and replaced with the following:

           For its services as investment Sub-Adviser to the Constellation HLAM Large Cap Quality Growth Fund, HLAM is entitled to receive base investment sub-advisory fees from CIMCO at an annualized rate, of 0.60% on the first $22.5 million of Allocated Assets, 0.50% on the next $127.5 million of Allocated Assets, and 0.45% on Allocated Assets over $150 million.

The fourth sentence of the third paragraph on page 89 is hereby deleted and replaced with the following:

         CIMCO has assumed portions of an existing Agreement between Turner Investment Partners and Chartwell, whereby CIMCO will not propose that the Board of Trustees terminate Chartwell as sub-adviser to the current Chartwell sub-advised Funds prior to the expiration of the three-year term specified in the Agreement, except under certain limited circumstances.

The last paragraph on page 94 of the Prospectus is hereby deleted and replaced with the following:

         Turner Investment Partners, Inc. ("TIP"), an SEC-registered adviser located at 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, serves as the Sub-Adviser to the Constellation TIP Mid Cap, Constellation TIP Small Cap Value Opportunities, Constellation TIP Financial Services, and Constellation TIP Healthcare & Biotechnology Funds (the "Constellation TIP Funds"). Prior to May 7, 2004, TIP served as the investment adviser to the Turner Financial Services and Turner Healthcare & Biotechnology Funds, while Turner Investment Management, LLC, a majority-owned subsidiary of TIP, served as investment adviser to the Turner Small Cap Value Opportunities Fund. As sub-adviser, TIP makes investment decisions for the Constellation TIP Funds and also ensures compliance with the Constellation TIP Funds' investment policies and guidelines. As of December 31, 2004, TIP had approximately $15.8 billion in assets under management. CIMCO has entered into a separate agreement with TIP whereby CIMCO will not propose that the Board of Trustees terminate TIP as sub-adviser to the Constellation TIP Small Cap Value Opportunities, Financial Services, and Healthcare & Biotechnology Funds, prior to February 1, 2007, except under certain limited circumstances. This agreement raises a potential conflict of interest for CIMCO as it might inhibit CIMCO from terminating TIP in circumstances in which CIMCO would otherwise terminate TIP absent the agreement. CIMCO will, however, terminate TIP as sub-adviser to a Fund or Funds under any and all circumstances where its fiduciary duty to shareholders necessitates such action.

The Prospectus is amended and supplemented to reflect additions and other changes in portfolio management of the Constellation HLAM Large Cap Quality Growth Fund, Constellation Pitcairn Select Value Fund, Constellation Pitcairn Diversified Growth Fund, Constellation Pitcairn Small Cap Fund, Constellation TIP Financial Services Fund and Constellation International Equity Fund. Andrew
W. Means will become co-manager of the Constellation HLAM Large Cap Quality Growth Fund. Christopher Driver will join Catherine Rooney in managing the Constellation Pitcairn Select Value Fund, Catherine Rooney will join Eric Feder in managing the Constellation Pitcairn Diversified Growth Fund, and Eric Feder will join Christopher Driver in managing the Constellation Pitcairn Small Cap Fund. Mark Turner will lead the portfolio management team for the Constellation TIP Financial Services Fund. Alister M. Hibbert and Michael C. McDonagh, although still employed by Oechsle International Advisors, LLC, are not considered portfolio managers of the Constellation International Equity Fund.

On July 12, 2005, the Board of Trustees of Constellation Funds voted to change the name of the Constellation HLAM Large Cap Quality Growth Fund to the Constellation HLAM Large Cap Quality Stock Fund.

In accordance with these changes, the eighth, eleventh, twelfth, fourteenth, nineteenth and twenty-first sentences of the first paragraph under the heading "Portfolio Managers" on page 96 of the Prospectus are hereby deleted and replaced with the following:

         - The Constellation HLAM Large Cap Quality Growth Fund is co-managed by Don A. Keeney and Andrew W. Means.

         - The Constellation Pitcairn Select Value Fund is managed by Catherine Rooney and Christopher Driver.

         - The Constellation Pitcairn Diversified Growth Fund is managed by Eric Feder and Catherine Rooney.

         - The Constellation Pitcairn Small Cap Fund is managed by Christopher Driver and Eric Feder.

         - The Constellation TIP Financial Services Fund is managed by Mark Turner.

         - The Constellation International Equity Fund is managed by Peter Sanborn and Martina Oechsle Vasconcelles for Oechsle, D. Kirk Henry for TBCAM, and Paul Erlichman for Brandywine.


The biography of Ted B. Bates, Jr. on page 97 of the Prospectus is hereby deleted and the biography of Andrew W. Means now reads:

         Andrew W. Means, CFA, joined Hilliard Lyons Asset Management in 1981. He has 23 years of investment experience.

The biography of Christopher Perry on page 98 of the Prospectus is hereby replaced with the following:

         Mark Turner, Vice Chairman, Senior Portfolio Manager/Security Analyst, co-founded TIP in 1990. He has 23 years of investment experience.

The biographies of Alister M. Hibbert and Michael C. McDonagh on page 99 of the Prospectus are hereby deleted.






               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               CONSTELLATION FUNDS

                     CONSTELLATION HLAM LARGE CAP VALUE FUND

                Supplement to the Prospectus dated April 15, 2005

                                  July 21, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On July 12, 2005, the Board of Trustees (the "Trustees") of Constellation Funds unanimously voted to close and liquidate the Constellation HLAM Large Cap Value Fund (the "Fund"), effective August 31, 2005. This decision was made after careful consideration of the Fund's asset size, strategic importance, and historical performance. As a result of the decision to close and liquidate the Fund, the Trustees also voted to close the Fund to new investments effective as of the close of business on July 31, 2005.

BECAUSE THE FUND WILL BE CLOSED AND LIQUIDATED ON AUGUST 31, 2005, WE RECOMMEND THAT YOU CONSIDER SELLING YOUR SHARES PRIOR TO THAT DATE. You may sell shares on any business day by contacting us directly by mail, telephone (1-866-242-5742) or via our website (www.constellationfundsgroup.com). If you invest through a financial institution, you should contact the financial institution for more information on how to sell your shares. If you still hold shares of the Fund as of August 31, 2005, we will automatically redeem your shares for cash and remit the proceeds to you (via check or wire) based on the instructions listed on your account.

If you participate in a Systematic Investment Plan, automatic deductions will no longer be made from your bank account after July 31, 2005. If you participate in a Systematic Withdrawal Plan, automatic withdrawals will no longer be made from your Fund account after July 31, 2005.

As shareholders redeem shares of the Fund between the date of this supplement and the liquidation date, the Fund may not be able to continue to invest its assets in accordance with its stated investment policies as a result of the decrease in the Fund's assets. Accordingly, the Fund may not be able to achieve its investment objectives and may deviate from its stated investment policies during the period between the date of this supplement and the liquidation date.

The sale or liquidation of your shares will generally be a taxable event. You should consult your personal tax advisor concerning your particular tax situation.

You may obtain additional information by calling the Fund's investment adviser, Constellation Investment Management Company, LP, at 1-866-242-5742.










               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               CONSTELLATION FUNDS

                         Supplement dated July 21, 2005
         to the Statement of Additional Information dated April 15, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The Statement of Additional Information ("SAI") is amended and supplemented as follows:

The table of advisory fee arrangements with Constellation Investment Management Company, LP ("CIMCO"), beginning on page 34 of the SAI is amended with respect to the Constellation Clover Income Plus Fund, Constellation Chartwell Short Duration Fixed Income Fund and Constellation International Equity Fund as shown below:

---------------------- ---------------- ------------------------------------ --------------- ---------------- -------------
                                                                                                                HIGHEST /
                                                                                                                 LOWEST
                                                                             BASE ADVISORY       ANNUAL         POSSIBLE
        FUND              BENCHMARK         REQUIRED EXCESS PERFORMANCE           FEE        ADJUSTMENT RATE  ADVISORY FEE
---------------------- ---------------- ------------------------------------ --------------- ---------------- -------------
                                                +/- 5.01% or more               0.80%         +/- 0.075%
                                               +/- 4.01% to 5.00%                            +/- 0.05625%
                                               +/- 3.01% to 4.00%                             +/- 0.0375%
Clover Income          S&P 500                 +/- 2.01% to 3.00%                            +/- 0.01875%       0.875%/
Plus Fund              Index                    +/- 2.00% or less                                0.00%          0.725%
---------------------- ---------------- ------------------------------------ --------------- ---------------- -------------
                       Lehman
                       Brothers 1-3
Chartwell Short        Year U.S.
Duration Fixed         Government                                                                               0.31% /
Income Fund            Bond Index                    +/- 1.51%                   0.25%          +/- 0.06%       0.19%
---------------------- ---------------- ------------------------------------ --------------- ---------------- -------------
                       Morgan                    +/- 2.00% or more               0.95%          +/- 0.10%       1.05% /
                       Stanley
                       Capital
                       International
                       All Country
International          World ex-
Equity Fund            U.S. Index                +/- 1.99% or less                                0.00%          0.85%
---------------------- ---------------- ------------------------------------ --------------- ---------------- -------------

The table of sub-advisory fee arrangements with Clover Capital Management, Inc. on page 37 of the SAI is amended with respect to the Constellation Clover Core Value Fund and Constellation Clover Core Fixed Income Fund as shown below:

---------------------- ---------------- ------------------------------------ ------------- ----------------- --------------
                                                                                                                HIGHEST /
                                                                                                                LOWEST
                                                                                                               POSSIBLE
                                                                                BASE SUB-    ANNUAL              SUB-
                                                                                ADVISORY   ADJUSTMENT          ADVISORY
        FUND              BENCHMARK         REQUIRED EXCESS PERFORMANCE           FEE         RATE                FEE
---------------------- ---------------- ------------------------------------ ------------- ----------------- --------------
                                                +/- 2.01 to 3.00%                             +/- 0.025%
                                                +/- 3.01 to 4.00%                             +/- 0.050%
Clover Core            Russell 3000             +/- 4.01 to 5.00%                             +/- 0.075%         0.495% /
Value Fund             Index                   +/- 5.01 and above               0.395%        +/- 0.10%          0.295%
---------------------- ---------------- ------------------------------------ ------------- ----------------- --------------
                       Lehman                    +/- 2.01 to 3.00%                             +/- 0.015%
Clover Core            Brothers                  +/- 3.01 to 4.00%                             +/- 0.030%
Fixed Income           Aggregate                 +/- 4.01 to 5.00%                             +/- 0.045%        0.285% /
Fund                   Bond Index               +/- 5.01 and above              0.225%         +/- 0.060%        0.165%
---------------------- ---------------- ------------------------------------ ------------- ----------------- --------------

The table of sub-advisory fee arrangements with Chartwell Investment Partners on page 39 of the SAI is amended with respect to the Constellation Chartwell Short Duration Fixed Income Fund as shown below:

---------------------- ---------------- ------------------------------------ ------------- ----------------- --------------
                                                                                                                HIGHEST /
                                                                                                                LOWEST
                                                                                                               POSSIBLE
                                                                               BASE SUB-       ANNUAL            SUB-
                                                                               ADVISORY      ADJUSTMENT        ADVISORY
FUND                   BENCHMARK            REQUIRED EXCESS PERFORMANCE          FEE            RATE              FEE
---------------------- ---------------- ------------------------------------ ------------- ----------------- --------------
                       Lehman
                       Brothers 1-3
Chartwell Short        Year U.S.
Duration Fixed         Government                                                                                0.17% /
Income Fund            Bond Index                    +/- 1.51%                  0.125%        +/- 0.045%         0.08%
---------------------- ---------------- ------------------------------------ ------------- ----------------- --------------

The table of sub-advisory fee arrangements with Pitcairn Investment Management on page 42 of the SAI is amended with respect to the Constellation Pitcairn Diversified Value Fund, Constellation Pitcairn Select Value Fund, Constellation Pitcairn Diversified Growth Fund, Constellation Pitcairn Small Cap Fund, Constellation Pitcairn Family Heritage(R) Fund and Constellation Pitcairn Taxable Bond Fund as shown below:

---------------------- ---------------- ----------------------- ---------------------------- --------------- --------------
                                                                                                                HIGHEST /
                                                                                                                LOWEST
                                                                                                               POSSIBLE
                                                                                                  ANNUAL         SUB-
                                             REQUIRED EXCESS                                    ADJUSTMENT     ADVISORY
        FUND              BENCHMARK            PERFORMANCE         BASE SUB-ADVISORY FEE          RATE          FEE(1)
---------------------- ---------------- ----------------------- ---------------------------- --------------- --------------
                                                                  0.65% on the first $150
Pitcairn                                                        million, and 0.45% on the
Diversified Value      Russell 1000                             value of assets above that                      0.725% /
Fund                   Value Index             +/- 2.00%                  amount                +/- 0.075%      0.575%
---------------------- ---------------- ----------------------- ---------------------------- --------------- --------------
                                                                  0.65% on the first $61
                                                                 million, and 0.45% on the
Pitcairn Select        Russell 1000                             value of assets above that                      0.725% /
Value Fund             Value Index            +/- 3.00%                   amount               +/- 0.075%       0.575%
---------------------- ---------------- ----------------------- ---------------------------- --------------- --------------
                                                                 0.65% on the value of the
Pitcairn               Russell 1000                               first $102 million, and
Diversified            Growth                                       0.45% on the value of                       0.725% /
Growth Fund            Index                   +/- 2.00%          assets above that amount     +/- 0.075%       0.575%
---------------------- ---------------- ----------------------- ---------------------------- --------------- --------------
                                                                  0.65% on the first $141
                                                                 million, and 0.50% on the
Pitcairn Small         Russell 2000                             value of assets above that                       0.725% /
Cap Fund               Index                   +/- 2.50%                   amount               +/- 0.075%       0.575%
---------------------- ---------------- ----------------------- ---------------------------- --------------- --------------
                                                                  0.80% on the first $127
                                                                 million, and 0.50% on the
Pitcairn Family        Wilshire                                 value of assets above that                       0.875% /
Heritage(R) Fund       5000 Index              +/- 2.50%                   amount               +/- 0.075%       0.725%
---------------------- ---------------- ----------------------- ---------------------------- --------------- --------------
                                                                    0.30% on the first $43
                       Lehman U.S.                               million, and 0.25% on the
Pitcairn Taxable       Government/                               value of assets above that                      0.36% /
Bond Fund              Credit Index            +/- 1.00%                  amount                +/- 0.06%        0.24%
---------------------- ---------------- ----------------------- ---------------------------- --------------- --------------

(1) Based on current assets of the Fund.






               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE